SCHEDULE OF OUTSTANDING NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES (Details)			12 Months Ended
		Apr. 22, 2020 shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares		Dec. 31, 2019 shares $ / shares
IfrsStatementLineItems [Line Items]
Outstanding, Beginning Balance			847,437	426,000
Outstanding, Ending Balance			945,487	847,437		426,000
Exercisable, Ending Balance			816,987	548,009		270,665
Weighted Average Exercise Price Exercisable, Ending Balance | $ / shares			$ 4.03	$ 4.52		$ 5.90
Warrants [Member]
IfrsStatementLineItems [Line Items]
Outstanding, Beginning Balance	[1]		2,538,588	1,092,500		370,209
Weighted Average Exercise Price, Beginning Balance | $ / shares			$ 6.00	$ 7.00		$ 2.50
Granted/issued/acquired	[1]			1,448,488	[2]	1,092,500
Weighted Average Exercise Price, Granted/issued/acquired (Note 5) | $ / shares				$ 5.23	[2]	$ 7.00
Exercised/settled	[1]			(2,400)		(370,209)
Weighted Average Exercise Price, Exercised/settled | $ / shares				$ 3.45		$ 2.50
Expired	[1]		(1,092,400)
Weighted Average Exercise Price, Expired | $ / shares			$ 7.00
Forfeited	[1]
Weighted Average Exercise Price, Forfeited | $ / shares
Outstanding, Ending Balance	[1]		1,446,188	2,538,588		1,092,500
Weighted Average Exercise Price, Ending Balance | $ / shares			$ 5.24	$ 6.00		$ 7.00
Exercisable, Ending Balance	[1]		1,446,188	2,538,588		1,092,500
Weighted Average Exercise Price Exercisable, Ending Balance | $ / shares			$ 5.24	$ 6.00		$ 7.00
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Outstanding, Beginning Balance			847,437	461,000		260,000
Weighted Average Exercise Price, Beginning Balance | $ / shares			$ 4.21	$ 5.59		$ 6.34
Granted/issued/acquired		531,895	257,500	1,002,395	[2]	241,000
Weighted Average Exercise Price, Granted/issued/acquired (Note 5) | $ / shares			$ 3.73	$ 3.34	[2]	$ 4.68
Exercised/settled			(15,000)	(260,596)		(10,000)
Weighted Average Exercise Price, Exercised/settled | $ / shares			$ 3.05	$ 1.93		$ 2.85
Expired		(130,365)	(104,366)	(332,359)		(20,000)
Weighted Average Exercise Price, Expired | $ / shares			$ 5.61	$ 5.20		$ 5.78
Forfeited			(40,084)	(23,003)		(10,000)
Weighted Average Exercise Price, Forfeited | $ / shares			$ 3.85	$ 4.26		$ 4.75
Outstanding, Ending Balance			945,487	847,437		461,000
Weighted Average Exercise Price, Ending Balance | $ / shares			$ 3.96	$ 4.21		$ 5.59
Exercisable, Ending Balance			816,987	548,009		270,665
Weighted Average Exercise Price Exercisable, Ending Balance | $ / shares			$ 4.03	$ 4.52		$ 5.91
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Outstanding, Beginning Balance			465,511	572,485		352,571
Granted/issued/acquired			466,122	337,331	[2]	369,795
Exercised/settled			(41,117)	(224,750)		(39,833)
Expired			(54,448)	(91,332)
Forfeited			(168,659)	(128,223)		(110,047)
Outstanding, Ending Balance			667,409	465,511		572,485
Exercisable, Ending Balance
Deferred Stock Units (DSUs) [Member]
IfrsStatementLineItems [Line Items]
Outstanding, Beginning Balance			491,330	467,572		372,499
Granted/issued/acquired			209,353	217,264	[2]	95,073
Exercised/settled			(244,485)	(193,506)
Expired
Forfeited
Outstanding, Ending Balance			456,198	491,330		467,572
Exercisable, Ending Balance				98,417

[1]	The Company has the following warrants outstanding at December 31, 2021:
[2]	On April 22, 2020, the Company issued 531,895 Options and 305,060 Warrants (“$3.30 Warrants”) in replacement of Otis Options and Warrants outstanding at the date of acquiring Otis. In accordance with the Otis Stock Option Plan, 130,365 stock options expired on July 22, 2020, 90 days after the closing of the Transaction.